GOODWILL (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 3,031	$ 2,989	$ 2,928
Exchange adjustment	45	(42)	35
Impairment	(84)
Acquisitions		84	96
Goodwill, ending balance	$ 2,992	3,031	$ 2,989
Number of Cash Generating Units | item	5
Pre-tax cash flow projection period for impairment testing, cash-generating units	3 years
Additional period of pre-tax cash flow projections for impairment testing to reflect expected growth, cash-generating units	2 years
Orthopaedics
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 953
Impairment	0
Goodwill, ending balance	$ 915	$ 953
Pre-tax discount rate	10.80%	10.10%
Required decrease in trading margin	5.50%
Headroom	$ 1,200	$ 600
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Orthopaedics | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Sports Medicine
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 1,455
Goodwill, ending balance	$ 1,154	$ 1,455
Pre-tax discount rate	10.80%	10.10%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Sports Medicine | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
ENT
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, ending balance	$ 287
Pre-tax discount rate	10.80%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years
ENT | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 623
Goodwill, ending balance	$ 636	$ 623
Pre-tax discount rate	10.80%	10.10%
Projection period for cash-flow projections including period to reflect expected growth, cash-generating units	5 years	5 years
Advanced Wound Management | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Engage
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	$ (84)